4. DISCONTINUED OPERATIONS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Discontinued Operations Details 1
Revenues	$ 6,259	$ 154,268	$ 812,019
Income from discontinued operations	(3,894)	10,100	35,429
Income tax provisions	(4,059)	1,895	8,941
Income from discontinued operations, net of taxes	$ 165	$ 8,205	$ 26,488